ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 2,568,546	$ 1,672,647		$ 1,363,672
Accrued interest	135,716	129,596		105,315
Taxes payable	282,900	238,020		60,539
Accrued payroll, vacation and bonus payable	391,016	1,049,359		895,803
Accrued operating expenses	3,243,844	773,252		418,287
Total	$ 6,622,022	$ 3,862,874	[1]	$ 2,843,616

[1]	Derived from audited financial statements